Significant Accounting Policies - Antidilutive Securities Excluded from Earnings Per Share (Detail) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Anti-dilutive Securities (in shares)	98,787	65,516	92,064	59,757	64,449	56,646
Restricted Stock Units (RSUs) [Member]
Anti-dilutive Securities (in shares)	44,452	24,213	37,725	31,130	28,739	43,680
Stock Option [Member]
Anti-dilutive Securities (in shares)	40,788	27,756	40,792	17,104	23,681	10,133
Warrant [Member]
Anti-dilutive Securities (in shares)	13,547	13,547	13,547	11,523	12,029	2,833